Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2017	12/31/2018

Trade payables	1,895	2,277
Collection accounts:
Tax payables	939	1,187
Financial transactions pending settlement	5,468	5,061
Other financial liabilities	5,161	5,281
	13,463	13,806

Other financial liabilities - Financial transactions pending settlement
Financial liabilities
Schedule of financial liabilities

	12/31/2017	12/31/2018

Mexican government securities	4,575	4,827
BPATS	—	201
Equity instruments	119	1
Other financial instruments	774	32
	5,468	5,061

Other financial liabilities - Other miscellaneous financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2017	12/31/2018

Retentions related to loans (*)	1,587	1,000
Other payable account	3,574	4,281
	5,161	5,281

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.